Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015 Directors	Mar. 31, 2014	Mar. 31, 2013	Feb. 28, 2007
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage				100.00%
Number of directors appointed by Company	3
Directors appointed by NSW Government	2
Advertising expense	$ 11.5	$ 9.5	$ 8.9
Equity awards vested percentage after first year	25.00%
Equity awards vested percentage after second year	25.00%
Equity awards vested percentage after third year	50.00%
Potential diluted common shares outstanding	1.7	1.9	4.4
AICF Funding [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage	0.00%